Summary of significant accounting policies - Estimated useful lives for property, plant and equipment, net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Amortization expenses	$ 23,239	$ 2,114
Estimated amortization expense
Year 1	39,827
Year 2	21,963
Year 3	0
Year 4	0
Year 5	$ 0
Transportation equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives	4 years
Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	Shorter of lease term or useful life
Minimum | Plant, machinery and equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives	5 years
Minimum | Office equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Maximum | Plant, machinery and equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives	10 years
Maximum | Office equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives	5 years